Shareholder Report, Holdings (Details)	May 31, 2026
C000209569 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000209569 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[1]
C000209569 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[1]
C000209569 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[1]
C000209569 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000209569 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[1]
C000209569 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[1]
C000209569 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[1]
C000209569 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[1]
C000209569 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%	[1]
C000209569 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209569 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209569 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209569 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209569 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000209569 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209569 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000209569 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000209569 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209568 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000209568 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[2]
C000209568 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[2]
C000209568 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[2]
C000209568 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000209568 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[2]
C000209568 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[2]
C000209568 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[2]
C000209568 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[2]
C000209568 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%	[2]
C000209568 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209568 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209568 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209568 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209568 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000209568 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209568 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000209568 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000209568 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209567 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000209567 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[3]
C000209567 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[3]
C000209567 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[3]
C000209567 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000209567 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[3]
C000209567 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[3]
C000209567 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[3]
C000209567 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[3]
C000209567 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%	[3]
C000209567 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209567 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209567 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209567 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209567 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000209567 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209567 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000209567 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000209567 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209566 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000209566 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[4]
C000209566 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[4]
C000209566 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[4]
C000209566 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000209566 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[4]
C000209566 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[4]
C000209566 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[4]
C000209566 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[4]
C000209566 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%	[4]
C000209566 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209566 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209566 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209566 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209566 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000209566 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209566 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000209566 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000209566 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209565 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000209565 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[5]
C000209565 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[5]
C000209565 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[5]
C000209565 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000209565 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[5]
C000209565 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[5]
C000209565 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[5]
C000209565 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[5]
C000209565 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%	[5]
C000209565 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209565 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209565 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209565 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209565 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000209565 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209565 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000209565 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000209565 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209570 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[6]
C000209570 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[6]
C000209570 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[6]
C000209570 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[6]
C000209570 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[6]
C000209570 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[6]
C000209570 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[6]
C000209570 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[6]
C000209570 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[6]
C000209570 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%	[6]
C000209570 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209570 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209570 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209570 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209570 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000209570 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209570 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000209570 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000209570 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209574 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[7]
C000209574 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[7]
C000209574 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%	[7]
C000209574 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[7]
C000209574 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[7]
C000209574 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[7]
C000209574 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[7]
C000209574 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%	[7]
C000209574 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[7]
C000209574 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000209574 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209574 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209574 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000209574 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209574 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000209574 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209575 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[8]
C000209575 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[8]
C000209575 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%	[8]
C000209575 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[8]
C000209575 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[8]
C000209575 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[8]
C000209575 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[8]
C000209575 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%	[8]
C000209575 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[8]
C000209575 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000209575 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209575 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209575 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000209575 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209575 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000209575 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209576 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[9]
C000209576 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[9]
C000209576 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%	[9]
C000209576 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[9]
C000209576 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[9]
C000209576 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[9]
C000209576 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[9]
C000209576 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%	[9]
C000209576 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[9]
C000209576 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000209576 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209576 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209576 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000209576 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209576 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000209576 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209573 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[10]
C000209573 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[10]
C000209573 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%	[10]
C000209573 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[10]
C000209573 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[10]
C000209573 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[10]
C000209573 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[10]
C000209573 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%	[10]
C000209573 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[10]
C000209573 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[10]
C000209573 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209573 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209573 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000209573 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209573 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000209573 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209571 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[11]
C000209571 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[11]
C000209571 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%	[11]
C000209571 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[11]
C000209571 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[11]
C000209571 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[11]
C000209571 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[11]
C000209571 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%	[11]
C000209571 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[11]
C000209571 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[11]
C000209571 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209571 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209571 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000209571 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209571 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000209571 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209572 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[12]
C000209572 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[12]
C000209572 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%	[12]
C000209572 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[12]
C000209572 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[12]
C000209572 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%	[12]
C000209572 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[12]
C000209572 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%	[12]
C000209572 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[12]
C000209572 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
C000209572 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209572 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209572 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000209572 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209572 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000209572 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209581 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[13]
C000209581 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[13]
C000209581 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%	[13]
C000209581 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%	[13]
C000209581 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[13]
C000209581 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[13]
C000209581 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%	[13]
C000209581 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%	[13]
C000209581 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[13]
C000209581 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[13]
C000209581 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209581 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209581 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000209581 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000209581 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000209581 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000209581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209580 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[14]
C000209580 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[14]
C000209580 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%	[14]
C000209580 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%	[14]
C000209580 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[14]
C000209580 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[14]
C000209580 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%	[14]
C000209580 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%	[14]
C000209580 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[14]
C000209580 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[14]
C000209580 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209580 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209580 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000209580 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000209580 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000209580 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000209580 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209579 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[15]
C000209579 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[15]
C000209579 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%	[15]
C000209579 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%	[15]
C000209579 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[15]
C000209579 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[15]
C000209579 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%	[15]
C000209579 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%	[15]
C000209579 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[15]
C000209579 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[15]
C000209579 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209579 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209579 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000209579 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000209579 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000209579 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000209579 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209578 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[16]
C000209578 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[16]
C000209578 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%	[16]
C000209578 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%	[16]
C000209578 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[16]
C000209578 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[16]
C000209578 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%	[16]
C000209578 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%	[16]
C000209578 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[16]
C000209578 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[16]
C000209578 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209578 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209578 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000209578 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000209578 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000209578 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000209578 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209577 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[17]
C000209577 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[17]
C000209577 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%	[17]
C000209577 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%	[17]
C000209577 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[17]
C000209577 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[17]
C000209577 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%	[17]
C000209577 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%	[17]
C000209577 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[17]
C000209577 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[17]
C000209577 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209577 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209577 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000209577 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000209577 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000209577 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000209577 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209582 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[18]
C000209582 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[18]
C000209582 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%	[18]
C000209582 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%	[18]
C000209582 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%	[18]
C000209582 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%	[18]
C000209582 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%	[18]
C000209582 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%	[18]
C000209582 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[18]
C000209582 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[18]
C000209582 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209582 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209582 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000209582 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000209582 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000209582 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000209582 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209588 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[19]
C000209588 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[19]
C000209588 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%	[19]
C000209588 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%	[19]
C000209588 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%	[19]
C000209588 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%	[19]
C000209588 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[19]
C000209588 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[19]
C000209588 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%	[19]
C000209588 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[19]
C000209588 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209588 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209588 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000209588 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000209588 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000209587 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[20]
C000209587 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[20]
C000209587 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%	[20]
C000209587 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%	[20]
C000209587 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%	[20]
C000209587 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%	[20]
C000209587 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[20]
C000209587 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[20]
C000209587 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%	[20]
C000209587 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[20]
C000209587 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209587 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209587 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000209587 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000209587 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000209586 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[21]
C000209586 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[21]
C000209586 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%	[21]
C000209586 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%	[21]
C000209586 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%	[21]
C000209586 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%	[21]
C000209586 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[21]
C000209586 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[21]
C000209586 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%	[21]
C000209586 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[21]
C000209586 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209586 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209586 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000209586 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000209586 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000209585 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[22]
C000209585 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[22]
C000209585 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%	[22]
C000209585 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%	[22]
C000209585 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%	[22]
C000209585 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%	[22]
C000209585 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[22]
C000209585 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[22]
C000209585 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%	[22]
C000209585 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[22]
C000209585 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209585 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209585 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000209585 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000209585 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000209584 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[23]
C000209584 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[23]
C000209584 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%	[23]
C000209584 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%	[23]
C000209584 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%	[23]
C000209584 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%	[23]
C000209584 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[23]
C000209584 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[23]
C000209584 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%	[23]
C000209584 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[23]
C000209584 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209584 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209584 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000209584 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000209584 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000209583 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[24]
C000209583 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[24]
C000209583 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%	[24]
C000209583 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%	[24]
C000209583 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%	[24]
C000209583 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%	[24]
C000209583 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%	[24]
C000209583 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[24]
C000209583 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%	[24]
C000209583 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[24]
C000209583 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209583 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209583 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000209583 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000209583 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.